January 3, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: American Century Capital Portfolios, Inc. (CIK 0000908186)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, we are transmitting this filing for your 10-day review pursuant to Rule 14a-6(a) of Rule 14(a) under the Securities Exchange Act of 1934. This filing contains preliminary proxy materials relating to a Special Meeting of the Global Real Estate Fund to be held on February 27, 2025. The Registrant intends to file the definitive proxy statement on or about January 14, 2025 and to release to shareholders definitive copies of the proxy statement and form of proxy on or about January 28, 2025

If you have any questions or comments pertaining to this filing, please direct them to me at (816) 340-3267

Sincerely,

/s/ Evan C. Johnson
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Evan C. Johnson
Assistant Vice President

American Century Investments

P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com